ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 301,152		¥ 361,560
Other accrued expense		129,970		132,184
Other tax payable		67,334		85,788
Refund liability	[1]	60,597		78,630
Accrued marketing expense		75,473		27,005
Payable for investment and acquisition		26,580		1,870
Others		1,083		6,228
Accrued expenses and other current liabilities		¥ 662,189	$ 96,009	¥ 693,265

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.